Acquisitions and Other Transactions - Partial Buyback of Salares Norte NSR - Chile (Details) - Salares Norte NSR - Chile $ in Millions	1 Months Ended
May 31, 2025 USD ($)
Acquisitions
Percentage of Net Smelter Return Buyback Exercised	1.00%
Net Smelter Royalty Interest Held	2.00%
Cumulative royalty payments	$ 6.0